Share Repurchases (Detail) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share Repurchase Program [Line Items]
Shares of common stock repurchased													36,000,000	31,000,000	32,000,000
Share Repurchase Program 2021
Share Repurchase Program [Line Items]
Shares of common stock repurchased						8,000,000	8,000,000	7,000,000	7,000,000	7,000,000	7,000,000	11,000,000			32,000,000
Value of common stock repurchased						$ 3,500	$ 3,500	$ 2,800	$ 2,800	$ 2,800	$ 2,800	$ 3,560			$ 11,960
Share Repurchase Program 2024
Share Repurchase Program [Line Items]
Shares of common stock repurchased	9,000,000	7,000,000	12,000,000	8,000,000									36,000,000
Value of common stock repurchased	$ 3,400	$ 3,400	$ 5,964	$ 3,955									$ 16,719
Share Repurchase Program 2021 and 2024
Share Repurchase Program [Line Items]
Shares of common stock repurchased					8,000,000									31,000,000
Value of common stock repurchased					$ 3,200									$ 13,000